Summary of Significant Accounting Policies, Intangible Assets (FY) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Intangible assets amortization period	10 years 6 months	13 years 2 months 12 days
Minimum
Intangible Assets [Abstract]
Intangible assets amortization period		5 years
Maximum
Intangible Assets [Abstract]
Intangible assets amortization period		15 years